WASATCH FUNDS TRUST

Supplement dated September 8, 2016 to the

Prospectus dated January 31, 2016 and

Statement of Additional Information dated January 31, 2016, as amended and restated on July 8, 2016

Investor Class

Wasatch Core Growth Fund® - Investor Class (WGROX)

Wasatch Emerging India Fund® - Investor Class (WAINX)

Wasatch Emerging Markets Select Fund® - Investor Class (WAESX)

Wasatch Emerging Markets Small Cap Fund® - Investor Class (WAEMX)

Wasatch Frontier Emerging Small Countries Fund® - Investor Class (WAFMX)

Wasatch Global Opportunities Fund® - Investor Class (WAGOX)

Wasatch International Growth Fund® - Investor Class (WAIGX)

Wasatch International Opportunities Fund® - Investor Class (WAIOX)

Wasatch Large Cap Value Fund® - Investor Class (FMIEX)

Wasatch Long/Short Fund® - Investor Class (FMLSX)

Wasatch Micro Cap Fund® - Investor Class (WMICX)

Wasatch Micro Cap Value Fund® - Investor Class (WAMVX)

Wasatch Small Cap Growth Fund® - Investor Class (WAAEX)

Wasatch Small Cap Value Fund® - Investor Class (WMCVX)

Wasatch Strategic Income Fund® - Investor Class (WASIX)

Wasatch Ultra Growth Fund® - Investor Class (WAMCX)

Wasatch World Innovators Fund® - Investor Class (WAGTX)

Wasatch–1st Source Income Fund® - Investor Class (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® - Investor Class (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2016 and Statement of Additional Information dated January 31, 2016, as amended and restated on July 8, 2016 for Investor Class shares. You should retain this Supplement, the Prospectus and Statement of Additional Information for future reference. Additional copies of the Prospectus and Statement of Additional Information may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective at the close of market on September 29, 2016, the Wasatch International Opportunities Fund (WAIOX) will be closed to new purchases, except purchases by new shareholders purchasing directly from Wasatch Funds, existing shareholders, and current and future clients purchasing through financial advisors and retirement plans with an established position in the Fund.

As described in more detail in the Statement of Additional Information, the Advisor retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated September 8, 2016 to the

Prospectus dated January 31, 2016 and

Statement of Additional Information dated January 31, 2016, as amended and restated on July 8, 2016

Institutional Class

Wasatch Core Growth Fund® - Institutional Class (WIGRX)

Wasatch Emerging India Fund ® - Institutional Class (WIINX)

Wasatch Emerging Markets Select Fund® - Institutional Class (WIESX)

Wasatch Emerging Markets Small Cap Fund® - Institutional Class (WIEMX)

Wasatch Frontier Emerging Small Countries Fund® - Institutional Class (WIFMX)

Wasatch Global Opportunities Fund® - Institutional Class (WIGOX)

Wasatch International Growth Fund® - Institutional Class (WIIGX)

Wasatch International Opportunities Fund® - Institutional Class (WIIOX)

Wasatch Large Cap Value Fund® - Institutional Class (WILCX)

Wasatch Long/Short Fund® - Institutional Class (WILSX)

Wasatch Small Cap Growth Fund® - Institutional Class (WIAEX)

Wasatch Small Cap Value Fund® - Institutional Class (WICVX)

Wasatch World Innovators Fund® - Institutional Class (WIGTX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2016 and Statement of Additional Information dated January 31, 2016, as amended and restated on July 8, 2016 for Institutional Class shares. You should retain this Supplement, the Prospectus and Statement of Additional Information for future reference. Additional copies of the Prospectus and Statement of Additional Information may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective at the close of market on September 29, 2016, the Wasatch International Opportunities Fund (WIIOX) will be closed to new purchases, except purchases by new shareholders purchasing directly from Wasatch Funds, existing shareholders, and current and future clients purchasing through financial advisors and retirement plans with an established position in the Fund.

As described in more detail in the Statement of Additional Information, the Advisor retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE